Stockholders' (Deficit) Equity (Series C Convertible Redeemable Preferred Stock) (Details) - Series C Convertible Redeemable Preferred Stock - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 22, 2016	Oct. 24, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Temporary equity, shares authorized (in shares)		100,000			100,000	100,000
Temporary equity, stated value (usd per share)	$ 1,000	$ 1,000			$ 1,000	$ 1,000
Annual dividend rate, percent	12.00%	12.00%
Conversion price per share (USD per share)		$ 80
Early redemption premium, percent	6.00%	6.00%
Percent excluded from redemption fee	33.00%	33.00%
Conversion price excluded from redemption fee (USD per share)	$ 5.00	$ 100
Undeclared dividends			$ 484	$ 307
Number of days per year over which the dividend rate is computed	360 days	360 days
Number of months per year over which the dividend rate is computed	12 months	12 months
Number of days in each month over which the dividend rate is computed	30 days	30 days
Securities Purchase Agreement
Class of Stock [Line Items]
Undeclared dividends					$ 1,156	$ 468